Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain name	10 years
Audio content	Lesser of the licensed period or 5 years

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net advertising revenues	1,194,761	1,113,017	930,025
Paid services revenues	133,020	95,828	100,306
Revenues from paid contents	71,144	46,175	43,113
Revenues from E-commerce and others	61,876	49,653	57,193
Total	1,327,781	1,208,845	1,030,331

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2021 were as follows (in thousands):
Operating Lease Liabilities
RMB
Year ending December 31,
2022	27,349
2023	7,580
2024	5,734
2025	4,204
2026	4,234
Total future lease payments	49,101
Less: Imputed interest	3,251
Total lease liability balance	45,850

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2020	2021
	RMB	RMB
Cash payments for operating leases	33,677	34,509
Right-of-use assets obtained in exchange for operating lease liabilities	3,198	27,129